SUMMARY PROSPECTUS October 31, 2025, as revised January 9, 2026

AB International Growth Portfolio

(formerly, AB Concentrated International Growth Portfolio)

Ticker: Class A–CIAGX; Class C–CICGX; Advisor Class–CIGYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated October 31, 2025, as revised January 9, 2026, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

PRO-0186-IGP-0126

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 26 of the Fund’s Prospectus, in Appendix B—Financial Intermediary Waivers of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs on page 128 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None

Other Expenses:
Transfer Agent	0.01%	0.03%	0.01%
Other Expenses	0.30%	0.30%	0.30%

Total Other Expenses	0.31%	0.33%	0.31%

Total Annual Fund Operating Expenses	1.31%	2.08%	1.06%

Fee Waiver and/or Expense Reimbursement(c)	(0.16)%	(0.18)%	(0.16)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.90%	0.90%

(a)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)

The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund until October 31, 2027 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.15%, 1.90% and 0.90% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares. In addition, in connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until October 31, 2027 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$537	$293	*	$92

After 3 Years	$807	$634		$321

After 5 Years	$1,098	$1,102		$569

After 10 Years	$1,923	$2,199		$1,280

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in equity securities of non-U.S. companies, and in companies in at least three countries other than the United States.

In pursuing the Fund’s investment objective, the Adviser employs a bottom-up research-driven approach to construct a portfolio of highly profitable companies with strong management teams and durable competitive strengths. The Adviser focuses on companies that it believes exhibit compelling structural growth and quality characteristics and aims to hold them for the long-term to harness the compounding effect of consistent high cash flows and earnings. Valuation is also emphasized to ensure sustained potential for growth over an extended period.

The Fund may invest in securities of companies of any market capitalization or industry. The Adviser’s research focuses on analyzing companies based on three primary characteristics: structural growth, quality and valuation. In evaluating companies’ structural growth prospects, the Adviser considers strength of business model, innovation potential, and exposure to secular market growth drivers. In assessing quality, the Adviser analyzes balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long term. The Adviser applies its valuation criteria by evaluating each security’s estimated long-term potential value in comparison to its current market value. The Fund may invest in emerging markets companies, and at times emerging market companies may make up a significant portion of the Fund. Emerging markets are countries considered to be developing countries by the international financial community and include, but are not limited to, those countries included in an emerging or frontier markets index by a recognized index provider, such as the MSCI Emerging Markets Index.

Currency fluctuations can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

•

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology and industrials sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies have limited product lines, markets or financial resources.

•

Focused Portfolio Risk: The Fund may invest in a limited number of companies, which may entail more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•

how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.

You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through December 31, 2025, the year-to-date unannualized return for Class A shares was 10.68%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 23.39%, 2nd quarter, 2020; and Worst Quarter was down -20.32%, 1st quarter, 2020.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2025)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	6.02%	4.97%	2.23%
	Return After Taxes on Distributions	5.93%	5.05%	1.81%
	Return After Taxes on Distributions and Sale of Fund Shares	3.56%	3.66%	1.65%
Class C	Return Before Taxes	8.78%	4.87%	1.88%
Advisor Class	Return Before Taxes	11.00%	3.91%	2.89%
MSCI ACWI ex-US Index (Net)** (reflects no deduction for fees, expenses, or taxes)		32.39%	7.91%	6.51%
MSCI EAFE Index** (reflects no deduction for fees, expenses, or taxes)		31.22%	8.92%	6.75%
MSCI ACWI Ex-US Growth Index*** (reflects no deduction for fees, expenses, or taxes)		25.65%	4.01%	6.40%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–

Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**

Effective January 9, 2026, the primary broad-based index used for comparison with the Fund’s performance changed from the MSCI EAFE Index to the MSCI ACWI Ex-US Index (Net) because the MSCI ACWI Ex-US Index (Net) more closely reflects the overall market in which the Fund may invest.

***

The MSCI ACWI Ex-US Growth Index provides more information about securities exhibiting overall growth style characteristics across certain developed and emerging markets countries. The MSCI ACWI Ex-US Growth Index, which more closely reflects the types of securities in which the Fund invests, is the Fund’s secondary benchmark.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Nicolas Goncalves	Since April 2025	Vice President of the Adviser

Robert Hofmann	Since April 2025	Senior Vice President of the Adviser

Marcus Morris-Eyton	Since April 2025	Senior Vice President of the Adviser

Darina Valkova	Since April 2025	Vice President of the Adviser

Thorsten Winkelmann	Since April 2025	Senior Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to U.S. federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRO-0186-IGP-0126